Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Summary of Company's and Bank's Actual Capital Amounts and Ratios
The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2013
Total Capital
(to Risk-Weighted Assets)
Consolidated	$45,772	15.1%	$24,321	8.0%	N/A	N/A
Citizens	41,219	13.6	24,168	8.0	$30,210	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$42,868	14.1%	$12,161	4.0%	N/A	N/A
Citizens	38,315	12.7	12,084	4.0	$18,126	6.0%

Tier I Capital
(to Average Assets)
Consolidated	$42,868	10.3%	$16,688	4.0%	N/A	N/A
Citizens	38,315	9.7	15,808	4.0	$19,760	5.0%

As of December 31, 2012
Total Capital
(to Risk-Weighted Assets)
Consolidated	$44,113	14.9%	$23,748	8.0%	N/A	N/A
Citizens	40,584	13.7	23,680	8.0	$29,601	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$41,396	14.0%	$11,874	4.0%	N/A	N/A
Citizens	37,867	12.8	11,840	4.0	$17,760	6.0%

Tier I Capital
(to Average Assets)
Consolidated	$41,396	9.6%	$17,342	4.0%	N/A	N/A
Citizens	37,867	8.5	17,889	4.0	$22,361	5.0%